Financial instruments and risks - Summary of Significant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2022 $ / SFr	Dec. 31, 2022 $ / € $ / SFr	Dec. 31, 2022 $ / SFr $ / £	Dec. 31, 2022 $ / SFr $ / R$	Dec. 31, 2021 $ / SFr	Dec. 31, 2021 $ / SFr $ / €	Dec. 31, 2021 $ / £ $ / SFr	Dec. 31, 2021 $ / SFr $ / R$	Dec. 31, 2020 $ / SFr	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / R$	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / £	Dec. 31, 2022 $ / R$	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / R$
Foreign exchange rates [abstract]
Spot rate (in dollars per share)	0.92447	0.92447	0.92447	0.92447	0.91210	0.91210	0.91210	0.91210					0.93414	0.82761	5.28600	0.88290	0.74190	5.57130
Average rate (in dollars per share)	0.95500	0.95146	0.81177	5.16678	0.91437	0.84579	0.72707	5.39288	0.94703	0.88423	0.78132	5.06281